Comprehensive Income	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Note 17.	Comprehensive Income

The components of accumulated other comprehensive loss, net of tax, are as follows:

	Foreign currency items	Unrealized gains (losses) on securities	Defined benefit pension plan	Accumulated other comprehensive income (loss)
	(in thousands)

Beginning balance, January 1, 2016	$208	(238)	(1,849)	(1,879)
Other comprehensive income (loss) before reclassifications	(479)	(118)	6	(591)
Reclassification adjustments for losses reclassified into income, net of tax of nil	-	3	-	3
Ending balance, December 31, 2016	(271)	(353)	(1,843)	(2,467)
Other comprehensive income (loss) before reclassifications	862	466	(138)	1,190
Reclassification adjustments for gains reclassified into income, net of tax of nil	-	(153)	-	(153)
Ending balance, December 31, 2017	$591	(40)	(1,981)	(1,430)

Reclassification adjustments for losses (gains) reclassified into income were presented in “Gains on sale of securities, net” in the consolidated statements of income.